Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll	$ 243	$ 143
Accrued housing allowance	231	264
Accrued other social benefits	1,462	1,304
Deposits received from customers	79	72
Accrued audit fee	200	228
Others	384	336
Accrued expenses and other current liabilities	$ 2,599	$ 2,347